Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 31.8%
ADTRAN Holdings, Inc.
(a)
............... 28,703 $ 257,466
Arista Networks, Inc.
(a)
................. 53,690 5,493,024
Calix, Inc.
(a)
......................... 38,887 2,068,400
Ciena Corp.
(a)
....................... 29,082 2,365,239
Cisco Systems, Inc. ................... 78,800 5,467,144
Clearfield, Inc.
(a)
...................... 21,819 947,163
CommScope Holding Co., Inc.
(a)
........... 54,848 454,141
Extreme Networks, Inc.
(a)
................ 58,915 1,057,524
Juniper Networks, Inc. ................. 98,860 3,947,480
Motorola Solutions, Inc. ................ 11,512 4,840,335
Nokia OYJ , ADR, NVS ................. 957,987 4,962,373
Telefonaktiebolaget LM Ericsson , ADR ...... 595,758 5,052,028
36,912,317
IT Services — 4.3%
Fastly, Inc. , Class A
(a)
.................. 699,901 4,941,301
Semiconductors & Semiconductor Equipment — 9.9%
Credo Technology Group Holding Ltd.
(a)
...... 50,522 4,677,832
Marvell Technology, Inc. ................ 74,123 5,737,120
QUALCOMM, Inc. .................... 6,687 1,064,972
11,479,924
Software — 1.0%
A10 Networks, Inc. .................... 49,135 950,762
Radware Ltd.
(a)
...................... 7,590 223,450
1,174,212
Specialized REITs — 46.3%
American Tower Corp. ................. 49,584 10,959,056
Crown Castle, Inc. .................... 113,048 11,613,421
Digital Realty Trust, Inc. ................ 63,924 11,143,871
Equinix, Inc. ........................ 12,577 10,004,626
SBA Communications Corp. ............. 20,903 4,908,860
Uniti Group, Inc.
(a)
.................... 1,204,329 5,202,701
53,832,535
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 6.5%
NetApp, Inc. ........................ 37,961 $ 4,044,744
Super Micro Computer, Inc.
(a) (b)
............ 72,575 3,556,901
7,601,645
Total Long-Term Investments — 99 .8%
(Cost: $ 106,954,288 ) .............................. 115,941,934
Short-Term Securities
Money Market Funds — 3.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 3,512,499 3,513,904
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 130,639 130,639
Total Short-Term Securities — 3 .1%
(Cost: $ 3,644,543 ) ............................... 3,644,543
Total Investments — 102 .9%
(Cost: $ 110,598,831 ) .............................. 119,586,477
Liabilities in Excess of Other Assets — (2.9) % ............. (3,373,563)
Net Assets — 100.0% ...............................
$ 116,212,914
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,363,021 $ — $ (848,844)
(a)
$ (169) $ (104) $ 3,513,904 3,512,499 $ 1,706
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 143,995 — (13,356)
(a)
— — 130,639 130,639 1,314 —
$ (169) $ (104) $ 3,644,543 $ 3,020 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 2 09/19/25 $ 73 $ (690)
Russell 2000 Micro E-Mini Index ................................................ 10 09/19/25 110 3,851
S&P 500 Micro E-Mini Index ................................................... 3 09/19/25 94 3,464
$ 6,625
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 115,941,934 $ — $ — $ 115,941,934
Short-Term Securities
Money Market Funds ...................................... 3,644,543 — — 3,644,543
$ 119,586,477 $ — $ — $ 119,586,477
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,315 $ — $ — $ 7,315
Liabilities
Equity contracts ........................................... (690) — — (690)
$ 6,625 $ — $ — $ 6,625
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
REIT Real Estate Investment Trust